UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-10273
Morgan Stanley International Value Equity Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Sara Furber
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: August 31, 2011
Date of reporting period: November 30, 2010

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International Value Equity Fund
Portfolio of Investments ▪ November 30, 2010 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (98.3%)
	Australia (3.2%)
	Chemicals
18,659	Orica Ltd.	$445,890

	Energy Equipment & Services
63,329	WorleyParsons Ltd.	1,524,407

	Insurance
518,279	AMP Ltd. (a)	2,503,527

	Oil, Gas & Consumable Fuels
264,545	Santos Ltd.	3,151,099

	Total Australia	7,624,923

	Bermuda (0.4%)
	Specialty Retail
205,400	Esprit Holdings Ltd. (b)	989,401

	Canada (0.8%)
	Oil, Gas & Consumable Fuels
42,426	Cenovus Energy, Inc. (a)	1,220,437
26,216	Encana Corp. (a)	726,044

	Total Canada	1,946,481

	France (6.6%)
	Commercial Banks
54,729	Societe Generale	2,532,823

	Diversified Telecommunication Services
84,152	France Telecom SA	1,702,934

	Electrical Equipment
102,190	Legrand SA	3,904,638

	Machinery
43,884	Vallourec SA	4,164,929

	Oil, Gas & Consumable Fuels
23,193	Total SA	1,122,445

	Pharmaceuticals
36,051	Sanofi-Aventis SA	2,178,232

	Total France	15,606,001

	Germany (2.8%)
	Electric Utilities
60,194	E.ON AG	1,726,815

	Pharmaceuticals
66,384	Bayer AG	4,820,480

	Total Germany	6,547,295

	Ireland (1.8%)
	Construction Materials
243,484	CRH PLC	4,236,714

	Italy (1.1%)
	Oil, Gas & Consumable Fuels
127,606	Eni SpA	2,565,695

	Japan (25.3%)
	Auto Components
249,000	NGK Spark Plug Co. Ltd.	3,582,550

	Automobiles
126,300	Toyota Motor Corp.	4,895,685

	Chemicals
55,600	Nitto Denko Corp.	2,308,886
112,000	Taiyo Nippon Sanso Corp.	879,317

		3,188,203

	Commercial Banks
140,000	Chiba Bank Ltd. (The)	814,732
93,919	Sumitomo Mitsui Financial Group, Inc.	2,883,171

Morgan Stanley International Value Equity Fund
Portfolio of Investments ▪ November 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

506,000	Sumitomo Trust & Banking Co. Ltd. (The)	$2,684,661

		6,382,564

	Electrical Equipment
321,000	Mitsubishi Electric Corp.	3,179,985

	Electronic Equipment, Instruments & Components
151,700	Hoya Corp.	3,578,516
19,600	Keyence Corp.	4,946,739
23,800	TDK Corp.	1,533,014

		10,058,269

	Household Durables
332,000	Sekisui House Ltd.	3,154,015

	Household Products
74,000	Kao Corp.	1,856,103

	Insurance
110,500	MS&AD Insurance Group Holdings	2,533,950
51,800	T&D Holdings, Inc.	1,176,775

		3,710,725

	Marine
268,147	Mitsui O.S.K. Lines Ltd.	1,842,497

	Media
47,700	Asatsu-DK, Inc. (a)	1,178,200

	Oil, Gas & Consumable Fuels
300	INPEX Corp.	1,543,343

	Pharmaceuticals
39,700	Astellas Pharma, Inc.	1,423,196

	Real Estate Management & Development
136,000	Mitsubishi Estate Co., Ltd.	2,294,740

	Semiconductors & Semiconductor Equipment
90,700	Tokyo Electron Ltd.	5,690,471

	Trading Companies & Distributors
166,500	Mitsubishi Corp.	4,210,184

	Wireless Telecommunication Services
857	NTT DoCoMo, Inc.	1,393,908

	Total Japan	59,584,638

	Luxembourg (0.6%)
	Metals & Mining
45,494	ArcelorMittal (a)	1,432,312

	Netherlands (5.1%)
	Chemicals
59,757	Akzo Nobel N.V.	3,207,764

	Food Products
309,906	Unilever N.V. (Share Certificates)	8,737,052

	Total Netherlands	11,944,816

	Spain (1.8%)
	Commercial Banks
266,922	Banco Santander SA	2,530,153

	Diversified Telecommunication Services
80,393	Telefonica SA	1,710,863

	Total Spain	4,241,016

	Switzerland (12.2%)
	Capital Markets
182,943	UBS AG (Registered Shares) (c)	2,736,850

	Construction Materials
69,421	Holcim Ltd.	4,474,661

	Food Products
167,196	Nestle SA (Registered Shares)	9,083,893

Morgan Stanley International Value Equity Fund
Portfolio of Investments ▪ November 30, 2010 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Pharmaceuticals
110,167	Novartis AG (Registered Shares)	$5,862,687
48,283	Roche Holding AG	6,626,589

		12,489,276

	Total Switzerland	28,784,680

	United Kingdom (34.5%)
	Commercial Banks
1,172,301	Barclays PLC	4,710,629
528,180	HSBC Holdings PLC	5,320,966
1,732,232	Lloyds Banking Group PLC (c)	1,631,424

		11,663,019

	Electric Utilities
198,557	Scottish & Southern Energy PLC	3,462,287

	Food & Staples Retailing
717,423	WM Morrison Supermarkets PLC	3,034,299

	Household Products
132,801	Reckitt Benckiser Group PLC	7,021,480

	Industrial Conglomerates
156,370	Smiths Group PLC	2,765,886

	Insurance
60,733	Admiral Group PLC	1,442,544
1,819,373	Legal & General Group PLC	2,591,290
632,857	Prudential PLC	5,601,860

		9,635,694

	Media
365,256	Reed Elsevier PLC	2,890,999

	Metals & Mining
80,228	BHP Billiton PLC	2,847,472

	Multi-Utilities
191,493	National Grid PLC	1,691,115

	Oil, Gas & Consumable Fuels
212,833	BG Group PLC	3,852,719
462,420	BP PLC	3,074,367

		6,927,086

	Professional Services
2,108,499	Hays PLC	3,545,784

	Tobacco
231,089	British American Tobacco PLC	8,374,862
292,093	Imperial Tobacco Group PLC	8,566,980

		16,941,842

	Trading Companies & Distributors
227,364	Bunzl PLC	2,481,536
142,070	Travis Perkins PLC	1,784,272
26,313	Wolseley PLC (c)	703,373

		4,969,181

	Wireless Telecommunication Services
1,598,356	Vodafone Group PLC	3,994,174

	Total United Kingdom	81,390,318

	United States (2.1%)
	Beverages
134,543	Dr Pepper Snapple Group, Inc. (a)	4,928,310

	Total Common Stocks (Cost $238,642,599)	231,822,600

Morgan Stanley International Value Equity Fund
Portfolio of Investments ▪ November 30, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS			VALUE

	Short-Term Investments (4.7%)
	Securities Held as Collateral on Loaned Securities (3.4%)
	Repurchase Agreement (0.6%)
1,552	Barclays Capital, Inc. (0.23%, dated 11/30/10, due 12/01/10; proceeds $1,552,415; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 3.00% due 09/30/16; valued at $1,583,454) (Cost $1,552,405)		$1,552,405

NUMBER OF
SHARES (000)
	Investment Company (d) (2.8%)
6,528	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $6,527,819)		6,527,819

	Total Securities Held as Collateral on Loaned Securities (Cost $8,080,224)		8,080,224

	Investment Company (d) (1.3%)
3,135	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $3,135,052)		3,135,052

	Total Short-Term Investments (Cost $11,215,276)		11,215,276

	Total Investments (Cost $249,857,875) (e)(f)(g)	103.0%	243,037,876

	Liabilities in Excess of Other Assets	(3.0)	(7,074,973)

	Net Assets	100.0%	$235,962,903

(a)	The value of loaned securities and related collateral outstanding at November 30, 2010 were $7,677,899 and $8,082,298, respectively. The Fund received cash collateral of $8,080,224 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class as reported in the Portfolio of Investments. As of November 30, 2010, there was uninvested cash of $2,074 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Security trades on a Hong Kong exchange.

(c)	Non-income producing security.

(d)	The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Fund in the Liquidity Fund.

(e)	The market value and percentage of total investments, $224,947,809 and 92.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(f)	Securities have been designated as collateral in connection with open forward foreign currency contracts.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley International Value Equity Fund
Portfolio of Investments ▪ November 30, 2010 (unaudited) continued
Forward Foreign Currency Contracts Open at November 30, 2010:

						UNREALIZED
	CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
COUNTERPARTY	TO DELIVER		FOR		DATE	(DEPRECIATION)
Deutsche Bank	JPY	36,682,203		$436,433	12/01/2010	$(1,877)
Royal Bank of Scotland		$265,297	GBP	170,204	12/01/2010	(553)
Royal Bank of Scotland	JPY	28,910,915		$344,999	12/02/2010	(453)
Royal Bank of Scotland		$518,528	GBP	333,716	12/02/2010	551

	Net Unrealized Depreciation					$(2,332)

Currency Abbreviations:

GBP	British Pound.

JPY	Japanese Yen.

Morgan Stanley International Value Equity Fund
Notes to the Portfolio of Investments ▪ November 30, 2010 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures (ASC 820) (formerly known as FAS 157), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT NOVEMBER 30, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN	OTHER
		ACTIVE MARKET FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Assets:
Common Stocks
Auto Components	$3,582,550	—	$3,582,550	—
Automobiles	4,895,685	—	4,895,685	—
Beverages	4,928,310	$4,928,310	—	—
Capital Markets	2,736,850	—	2,736,850	—
Chemicals	6,841,857	—	6,841,857	—
Commercial Banks	23,108,559	—	23,108,559	—
Construction Materials	8,711,375	—	8,711,375	—
Diversified Telecommunication Services	3,413,797	—	3,413,797	—
Electric Utilities	5,189,102	—	5,189,102	—
Electrical Equipment	7,084,623	—	7,084,623	—
Electronic Equipment, Instruments & Components	10,058,269	—	10,058,269	—
Energy Equipment & Services	1,524,407	—	1,524,407	—
Food & Staples Retailing	3,034,299	—	3,034,299	—
Food Products	17,820,945	—	17,820,945	—
Household Durables	3,154,015	—	3,154,015	—
Household Products	8,877,583	—	8,877,583	—
Industrial Conglomerates	2,765,886	—	2,765,886	—
Insurance	15,849,946	—	15,849,946	—
Machinery	4,164,929	—	4,164,929	—
Marine	1,842,497	—	1,842,497	—
Media	4,069,199	—	4,069,199	—
Metals & Mining	4,279,784	—	4,279,784	—
Multi-Utilities	1,691,115	—	1,691,115	—
Oil, Gas & Consumable Fuels	17,256,149	1,946,481	15,309,668	—
Pharmaceuticals	20,911,184	—	20,911,184	—
Professional Services	3,545,784	—	3,545,784	—
Real Estate Management & Development	2,294,740	—	2,294,740	—
Semiconductors & Semiconductor Equipment	5,690,471	—	5,690,471	—
Specialty Retail	989,401	—	989,401	—
Tobacco	16,941,842	—	16,941,842	—
Trading Companies & Distributors	9,179,365	—	9,179,365	—
Wireless Telecommunication Services	5,388,082	—	5,388,082	—

Total Common Stocks	231,822,600	6,874,791	224,947,809	—

Short-Term Investments
Repurchase Agreement	1,552,405	—	1,552,405	—
Investment Company	9,662,871	9,662,871	—	—

Total Short-Term Investments	11,215,276	9,662,871	1,552,405	—

Forward Foreign Currency Contracts	551	—	551	—

Total	$243,038,427	$16,537,662	$226,500,765	—

Liabilities:
Forward Foreign Currency Contracts	$(2,883)	—	$(2,883)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the Levels as of the end of the period. As of November 30, 2010, securities with a total value of $216,876,896 transferred from Level 1 to Level 2. At November 30, 2010, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.
Valuation of Investments — (1) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company (the “Sub-Advisers”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley International Value Equity Fund
/s/ Sara Furber

Sara Furber
Principal Executive Officer
January 20, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Sara Furber

Sara Furber
Principal Executive Officer
January 20, 2011
/s/ Francis Smith

Francis Smith
Principal Financial Officer
January 20, 2011